ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 28, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Major Subsidiaries And Consolidated Variable Interest Entities And Schools [Table Text Block]
As of February 28, 2017, details of the Company's major subsidiaries, its VIEs and VIEs' major subsidiaries and schools are as follows:

		Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

Major Subsidiaries:

TAL Holding Limited ("TAL Hong Kong")	March 11, 2008	Hong Kong	100%	Holding company

Beijing Century TAL Education Technology Co., Ltd. ("TAL Beijing")	May 8, 2008	Beijing	100%	Software sales, and consulting service

Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. ("Huanqiu Zhikang")	September 17, 2009	Beijing	100%	Education and management consulting service

Yidu Huida Education Technology (Beijing) Co., Ltd. ("Yidu Huida")	November 11, 2009	Beijing	100%	Software sales and consulting service

Yidu Technology Group ("Yidu Cayman")	February 2, 2012	Cayman Islands	100%	Holding company

Yidu Technology Group Limited ("Yidu Hong Kong")	April 13, 2012	Hong Kong	100%	Holding company

Beijing Xintang Sichuang Education Technology Co., Ltd. ("Beijing Xintang Sichuang")	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Zhixuesi Education Consulting (Beijing) Co., Ltd. ("Zhixuesi Beijing")	October 23, 2012	Beijing	100%	Software and Network development, sales, and consulting service

YiduXuedi Network Technology (Beijing) Co., Ltd. ("Yidu Xuedi Beijing")	November 30, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Pengxin TAL Industrial investment (Shanghai) Co., Ltd. ("Pengxin TAL")	June 26, 2014	Shanghai	100%	Investment management and consulting services

Tianjin Dongxuetang Education Information Consulting Co., Ltd (“Tianjin Dongxuetang”)	June 15, 2015	Tianjin	100%	Educational information consulting and educational software development

Wuxi TAL Education Consulting Co., Ltd (“Wuxi TAL”)	January 12, 2016	Wuxi	100%	Educational information consulting and educational software development

Firstleap Education (“Firstleap”)	January 22, 2016	Cayman Islands	100%	Holding company

Firstleap Education (HK) Limited (“Firstleap Hong Kong”)	January 22, 2016	Hong Kong	100%	Holding company

Beijing Lebai Information Consulting Co., Ltd (“Lebai Information”)	January 22, 2016	Beijing	100%	Education and management consulting service

Beijing Yizhen Xuesi Education Technology Co., Ltd (“Yizhen Xuesi”)	November 3, 2016	Beijing	100%	Software and Network development, sales, and consulting service

VIEs:

Beijing Xueersi Education Technology Co., Ltd. ("Xueersi Education")	December 31, 2005	Beijing	N/A*	Sales of educational materials and products

Beijing Xueersi Network Technology Co., Ltd. ("Xueersi Network")	August 23, 2007	Beijing	N/A*	Technology development and Educational consulting service

Xinxin Xiangrong Education Technology (Beijing) Co., Ltd (“Xinxin Xiangrong”)	June 23, 2015	Beijing	N/A*	Technology development and Educational consulting service

Beijing Lebai Education Consulting Co., Ltd (“Lebai Education”)	January 22, 2016	Beijing	N/A*	Educational consulting service

VIEs' major subsidiaries and schools:

Beijing Haidian District Xueersi Training School ("Beijing Haidian School")	July 3, 2006	Beijing	N/A*	After-school tutoring for primary and secondary school students

Beijing Dongcheng District Xueersi Training School ("Beijing Dongcheng School")	March 21, 2008	Beijing	N/A*	After-school tutoring for primary and secondary school students

Wuhan Jianghan District Xueersi English Training School ("Wuhan Jianghan School")	July 1, 2008	Wuhan	N/A*	Language education

Shanghai Changning District Xueersi Training School ("Shanghai Changning School")	August 1, 2008	Shanghai	N/A*	After-school tutoring for primary and secondary school students

Shanghai Minhang District Xueersi Training School ("Shanghai Minhang School")	August 1, 2008	Shanghai	N/A*	Language education

Nanjing Xueersi Education Training School ("Nanjing Xueersi School")	April 19, 2013	Nanjing	N/A*	After-school tutoring for primary and secondary school students

Tianjin Xueersi Education Information Consulting Co., Ltd. ("Tianjin Education")	August 14, 2009	Tianjin	N/A*	Educational information consulting service

Guangzhou Xueersi Education Technology Co., Ltd. ("Guangzhou Education")	August 16, 2009	Guangzhou	N/A*	Educational technology research and development

Shenzhen Xueersi Education Technology Co., Ltd. ("Shenzhen Education")	December 22, 2009	Shenzhen	N/A*	Teaching software research and development

Tianjin Hexi District Xueersi Training School (''Hexi Xueersi School'')	August 3, 2010	Tianjin	N/A*	After-school tutoring for primary and secondary school students

Hangzhou Xueersi Education Consulting Co., Ltd. (''Hangzhou Education'')	December 1, 2010	Hangzhou	N/A*	Educational information consulting and educational software development

Xi'an Xueersi Network Technology Co., Ltd. (''Xi'an Network'')	February 15, 2011	Xi'an	N/A*	Education consulting service

Chengdu Xueersi Education Consulting Co., Ltd. (''Chengdu Education'')	March 18, 2011	Chengdu	N/A*	Educational information consulting and educational software development

TaiyuanYingze District Xueersi Training School (" Taiyuan Yingze School")	February 21, 2012	Taiyuan	N/A*	After-school tutoring for primary and secondary school students

Suzhou TAL Network Technology Co., Ltd (''Suzhou TAL Network'')	February 21, 2012	Suzhou	N/A*	Education consulting service

Chongqing Shapingba District Xueersi Education Training School ("Chongqing Shapingba School")	February 24, 2012	Chongqing	N/A*	After-school tutoring for primary and secondary school students

Shenyang Xueersi Education Information Consulting Co., Ltd. ("Shenyang Education")	April 12, 2012	Shenyang	N/A*	Educational information consulting service

Zhengzhou Jinshui District Xueersi Shulihua Training Center ("Zhengzhou Jinshui Center")	June 18, 2012	Zhengzhou	N/A*	After-school tutoring for primary and secondary school students

Guangzhou Tianhe District Xueersi Training Center ("Guangzhou Tianhe Center")	July 12, 2012	Guangzhou	N/A*	After-school tutoring for primary and secondary school students

Qingdao Xueersi Education Information Consulting Co., Ltd. ("Qingdao Education")	April 1, 2014	Qingdao	N/A*	Educational information consulting and educational software development

Chongqing Nan'an Xueersi Training School ("Chongqing Nan’an School")	April 11, 2014	Chongqing	N/A*	After-school tutoring for primary and secondary school students

Changsha TAL Education Technology Co., Ltd. ("Changsha Education")	August 1, 2014	Changsha	N/A*	Educational information consulting and educational software development

Jinan Xueersi Education Training School ("Jinan Xueersi School")	September 2, 2014	Jinan	N/A*	After-school tutoring for primary and secondary school students

Shijiazhuang Qiaoxi District Xueersi Culture Training School ("Shijiazhuang Qiaoxi School")	December 18, 2014	Shijiazhuang	N/A*	After-school tutoring for primary and secondary school students

Xi'an Beilin District Xueersi Education Training Center (“Xi'an Beilin”)	April 2, 2015	Xi'an	N/A*	After-school tutoring for primary and secondary school students

Hefei Lebai Education Consulting Co., Ltd (“Hefei Lebai”)	January 22, 2016	Hefei	N/A*	Educational information consulting service

Shenyang Firstleap Education Training School (“Shenyang Firstleap”)	January 22, 2016	Shenyang	N/A*	Tutoring for children English

Beijing Yinghe Youshi Technology Co., Ltd (“Yinghe Youshi”)	February 1, 2016	Beijing	N/A*	Educational information consulting service

Beijing Shunshun Bida Information Consulting Co., Ltd. (“Shunshun Bida”)	July 31, 2016	Beijing	N/A*	Study abroad intermediary service

Shanghai Yaya Information Technology Co., Ltd (“Shanghai Yaya”)	August 26, 2016	Shanghai	N/A*	Technology development and consulting service

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Variable Interest Entities [Table Text Block]
The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries and schools, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries and schools in the Group.

	As of February 29,	As of February 28,
	2016	2017

Cash and cash equivalents	$239,371,252	$129,006,713
Term deposits	8,090,042	-
Prepaid expenses and other current assets	24,983,517	183,886,072
Total current assets	272,444,811	312,892,785
Property and equipment, net	82,652,777	120,949,643
Other non-current assets	163,504,716	392,352,040
Total assets	518,602,304	826,194,468
Deferred revenue-current	260,137,064	465,944,822
Accrued expenses and other current liabilities	80,414,871	127,137,865
Total current liabilities	340,551,935	593,082,687
Total non-current liabilities	9,510,846	27,789,961
Total liabilities	$350,062,781	$620,872,648

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2015	2016	2017

Net revenues	$393,401,571	$575,928,039	$978,290,610
Net income	$121,489,140	$175,088,200	$279,491,964

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2015	2016	2017

Net cash provided by operating activities	$85,654,272	$200,357,576	$211,244,112
Net cash used in investing activities	$(60,089,867)	$(111,318,060)	$(298,626,732)
Net cash used in financing activities	$-	$-	$(16,376,965)

Schedule Of Consolidation Of Entity And Subsidiaries Financial Statement Balances And Amounts [Table Text Block]
The following consolidated financial statement balances and amounts of the Company and its subsidiaries, excluding the Company's VIEs and VIEs' subsidiaries and schools, were included in the accompanying consolidated financial statements after the elimination of inter-company transactions and balances among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries and schools in the Group:

	As of February 29,	As of February 28,
	2016	2017

Cash and cash equivalents	$194,670,784	$341,210,291
Term deposits	9,202,594	-
Prepaid expenses and other current assets	39,541,385	217,017,929
Total current assets	243,414,763	558,228,220
Property and equipment, net	31,976,906	33,357,075
Other non-current assets	267,385,060	411,126,188
Total assets	542,776,729	1,002,711,483
Deferred revenue-current	20,797,686	38,202,210
Accrued expenses and other current liabilities	21,813,806	35,855,446
Total current liabilities	42,611,492	74,057,656
Total non-current liabilities	227,967,273	453,111,316
Total liabilities	$270,578,765	$527,168,972

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2015	2016	2017

Net revenues	$40,567,998	$44,020,738	$64,809,045
Net loss	$(54,345,119)	$(72,332,000)	$(167,002,120)

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2015	2016	2017

Net cash provided by/ (used in) operating activities	$61,923,715	$(12,639,156)	$148,313,329
Net cash used in investing activities	$(85,695,143)	$(104,033,927)	$(219,638,616)
Net cash provided by financing activities	$201,837,942	$645,989	$214,673,801